Share capital (Details)				12 Months Ended
	Oct. 25, 2019 shares	Mar. 09, 2012 USD ($) $ / shares	Mar. 09, 2012 CNY (¥)	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2019 CNY (¥) shares	Dec. 31, 2018 USD ($) shares	Dec. 31, 2018 CNY (¥) ¥ / shares shares	Dec. 31, 2017 USD ($) shares	Dec. 31, 2016 shares
Nominal value
Issuance of shares, Nominal value | ¥					¥ 211,959,000		¥ 25,700,000
Preferred shares converted into ordinary share upon initial public offering (Note iii), Nominal value | ¥					479,927,000
Ordinary shares
Authorised:
Par value per share | $ / shares				$ 0.001
Nominal value
Share issue price (in CNY per share) | ¥ / shares							¥ 31.80
American Depositary Shares
Number of shares
Issuance of shares upon initial public offering (Note ii) (in shares)	2,500,000
Series A Preferred Shares
Authorised:
Par value per share | $ / shares		$ 1
Nominal value
Issuance of shares, Nominal value		$ 15,600,000	¥ 98,132,000
Number of shares converted	15,600,000
Share capital
Nominal value
Issuance of shares, Nominal value | ¥					53,000		¥ 6,000
Issuance of shares held as treasury shares (Note 32), Nominal value | ¥					41,000
Preferred shares converted into ordinary share upon initial public offering (Note iii), Nominal value | ¥					¥ 110,000
Share capital | Ordinary shares
Number of shares
Authorised at beginning, Number of shares				121,983,052	121,983,052
Increased in authorised shares, Number of shares									1,378,016,948
Authorised at ending, Number of shares				1,500,000,000	1,500,000,000	121,983,052	121,983,052
Nominal value
Authorised at beginning , Nominal value				$ 122,000	¥ 802,000
Increased in authorised shares, Nominal value							¥ 9,797,000	$ 1,378,000
Authorised at ending, Nominal value				$ 1,500,000	¥ 10,599,000	$ 122,000	¥ 802,000
Number of shares
Issued and paid capital at beginning, Number of shares				41,798,219	41,798,219	41,000,000	41,000,000
Issuance of shares, independent third party						798,219	798,219
Issuance of shares held as treasury shares (Note 33) (in shares)				5,940,452	5,940,452
Issuance of shares upon initial public offering (Note ii) (in shares)	7,500,000			7,500,000	7,500,000
Preferred shares converted into ordinary share upon initial public offering (Note iii) (in shares)	15,600,000			15,600,000	15,600,000
Issued and paid capital at ending, Number of shares				70,838,671	70,838,671	41,798,219	41,798,219	41,000,000
Nominal value
Balance at the beginning				$ 42,000	¥ 265,000	$ 41,000	¥ 259,000
Issuance of shares, Nominal value				8,000	53,000	1,000	6,000
Issuance of shares held as treasury shares (Note 32), Nominal value				6,000	41,000
Preferred shares converted into ordinary share upon initial public offering (Note iii), Nominal value				16,000	110,000
Balance at the end				$ 72,000	¥ 469,000	$ 42,000	¥ 265,000	$ 41,000